CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Thousands	Total	Class B common stock	Additional Paid-in- Capital	Retained Deficit	Treasury Stock	Accumulated Other Comprehensive Income (Loss)	Total Cinemark USA, Inc.'s Stockholder's Equity	Noncontrolling Interests
Beginning Balance at Dec. 31, 2009	$ 922,141	$ 49,543	$ 1,151,166	$ (261,672)	$ (24,233)	$ (7,459)	$ 907,345	$ 14,796
Beginning Balance (in shares) at Dec. 31, 2009		240
Share based awards compensation expense	7,587		7,587				7,587
Tax benefit related to stock option exercises and share based award vestings	2,680		2,680				2,680
Dividends paid to parent	(78,100)			(78,100)			(78,100)
Dividends paid to noncontrolling interests	(539)							(539)
Purchase of noncontrolling interest share of Panama subsidiary and Chile subsidiary in 2010 and 2011 respectively	(888)		(390)				(390)	(498)
Colombia share exchange (See Note 7)			6,951			(1,086)	5,865	(5,865)
Net income	150,930			147,387			147,387	3,543
Other comprehensive income (loss)	36,894					36,726	36,726	168
Ending Balance at Dec. 31, 2010	1,040,705	49,543	1,167,994	(192,385)	(24,233)	28,181	1,029,100	11,605
Ending Balance (in shares) at Dec. 31, 2010		240
Share based awards compensation expense	9,026		9,026				9,026
Tax benefit related to stock option exercises and share based award vestings	917		917				917
Dividends paid to parent	(95,000)			(95,000)			(95,000)
Noncash dividends to parent	(8,175)			(8,175)			(8,175)
Dividends paid to noncontrolling interests	(2,120)							(2,120)
Purchase of noncontrolling interest share of Panama subsidiary and Chile subsidiary in 2010 and 2011 respectively	(1,443)		(1,402)			485	(917)	(526)
Write-off of accumulated other comprehensive loss related to cash flow hedges, net of taxes	(2,037)					(2,037)	(2,037)
Reclassification of cumulative unrealized holding losses on marketable securities to earnings due to other-than-temporary impairment, net of taxes of $4,703	7,907					7,907	7,907
Net income	133,953			131,928			131,928	2,025
Other comprehensive income (loss)	(58,440)					(58,218)	(58,218)	(222)
Ending Balance at Dec. 31, 2011	1,025,293	49,543	1,176,535	(163,632)	(24,233)	(23,682)	1,014,531	10,762
Ending Balance (in shares) at Dec. 31, 2011		240
Share based awards compensation expense	3,140						3,140
Dividends paid to parent	(23,750)						(23,750)
Dividends paid to noncontrolling interests	(110)							(110)
Write-off of accumulated other comprehensive loss related to cash flow hedges, net of taxes	710						710
Net income	43,190						42,418	772
Other comprehensive income (loss)	21,746
Ending Balance at Mar. 31, 2012	1,070,870
Beginning Balance at Dec. 31, 2011	1,025,293	49,543	1,176,535	(163,632)	(24,233)	(23,682)	1,014,531	10,762
Beginning Balance (in shares) at Dec. 31, 2011		240
Share based awards compensation expense	14,321		14,321				14,321
Tax benefit related to stock option exercises and share based award vestings	1,250		1,250				1,250
Dividends paid to parent	(95,750)			(95,750)			(95,750)
Noncash dividends to parent	(5,356)			(5,356)			(5,356)
Dividends paid to noncontrolling interests	(2,087)							(2,087)
Net income	172,784			170,313			170,313	2,471
Other comprehensive income (loss)	(14,243)					(14,016)	(14,016)	(227)
Ending Balance at Dec. 31, 2012	1,096,212	49,543	1,192,106	(94,425)	(24,233)	(37,698)	1,085,293	10,919
Ending Balance (in shares) at Dec. 31, 2012		240
Share based awards compensation expense	3,248						3,248
Dividends paid to parent	(24,000)						(24,000)
Dividends paid to noncontrolling interests	(110)							(110)
Write-off of accumulated other comprehensive loss related to cash flow hedges, net of taxes	776						776
Net income	33,416						32,948	468
Other comprehensive income (loss)	3,718
Ending Balance at Mar. 31, 2013	$ 1,115,936